Prepayments and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and other current assets
3.
Prepayments and other current assets

	June 30, 2023 $	December 31, 2023 $
Prepaid expense	207,829	130,309
Receivable from government authorities	3,393	582
Other receivable	68,788	27,690
Input tax credit receivable	150,681	140,432
Total	430,691	299,013

4.
Prepayments and other current assets

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Prepaid expenses	$130,309	$214,514
Receivable from government authorities	582	4,155
Input tax credit	140,432	219,421
Other receivables	27,690	2,756
Total	$299,013	$440,846